Debts_Details Of Debts(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 KRW (₩)
Borrowings Abstract [Abstract]
Borrowings	₩ 19,969,328				₩ 16,846,072
Repurchase Agreements And Others	11,954,491				10,676,219
Call Money	1,081,015				1,298,637
Total	₩ 33,004,834	[1]	$ 29,657,936		₩ 28,820,928

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.